Basis of Presentation	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Basis of Presentation
NOTE 2. BASIS OF PRESENTATION

(a)	Statement of Compliance
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and were approved and authorized for issue by the Board of Directors on May 17, 2022
. Certain prior year amounts have been reclassified to conform with the current period’s presentation.
Management has performed a continuing review of the classification of the function of expenditures incurred. Following its review, management has corrected the classification of certain costs related to facilities, insurance, and compensation, resulting in a net reclassification of costs from selling and administrative expenses (“SG&A”) to cost of goods sold (“COGS”). This correction provides more relevant information and reflects costs that are directly attributable to the production of goods or the supply of services. The impact of the net reclassification on COGS and gross margin for the twelve-months ending December 31
, 2021
is $17.3
million; the twelve-months ended December 31
, 2020
is $18.9
million; and the twelve-months ended December 31
, 2019
is $14.9
million. There is no impact to net earnings or earnings per share. These reclassifications are summarized in the tables below:

Excerpt from the consolidated statements of earnings for the year ended December 31, 2021 ($ Canadian thousands)	As previously reported	Reclassification	Revised
Revenue	$960,156	$—	$960,156
COGS	740,602	17,332	757,934
Gross margin	219,554	(17,332)	202,222
SG&A	165,263	(17,332)	147,931
Net earnings	(18,455)	—	(18,455)

Excerpt from the consolidated statements of earnings for the year ended December 31, 2020 ($ Canadian thousands)	As previously reported	Reclassification	Revised
Revenue	$1,217,052	$—	$1,217,052
COGS	918,873	18,857	937,730
Gross margin	298,179	(18,857)	279,322
SG&A	182,167	(18,857)	163,310
Net earnings	88,257	—	88,257

Excerpt from the consolidated statements of earnings for the year ended December 31, 2019 ($ Canadian thousands)	As previously reported	Reclassification	Revised
Revenue	$2,045,422	$—	$2,045,422
COGS	1,616,337	14,862	1,631,199
Gross margin	429,085	(14,862)	414,223
SG&A	197,177	(14,862)	182,315
Net earnings	152,128	—	152,128

(b)	Basis of Measurement
The consolidated financial statements are prepared on a historical cost basis except as detailed in the accounting policies disclosed in Note 3. The accounting policies described in Note 3 and Note 4 have been applied consistently to all periods presented in these consolidated financial statements. Standards and guidelines issues but not yet effective for the current accounting period are described in Note 6.

(c)	Functional Currency and Presentation Currency
These consolidated financial statements are presented in Canadian dollars, which is the Company’s presentation currency. Transactions of the Company’s individual entities are recorded in their own functional currency based on the primary economic environment in which it operates.

(d)	Use of Estimates and Judgment
The timely preparation of financial statements requires that management make estimates and assumptions and use judgment. Accordingly, actual results may differ from estimated amounts as future confirming events occur. Significant estimates and judgment used in the preparation of the financial statements are described in Note 5.

(e)	Basis of Consolidation
These consolidated financial statements include the accounts of the Company and its subsidiaries. Subsidiaries are fully consolidated from the date of acquisition and continue to be consolidated until the date that control ceases. The financial statements of the subsidiaries are prepared for the same reporting period as the parent Company, using consistent accounting policies. All intra-group balances, income and expenses, and unrealized gains and losses resulting from intra-group transactions are eliminated in full.